UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  7 West 54th Street
          New York, New York 10019

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer             New York, New York           August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    64

Form 13F Information Table Value Total:    $646,165
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number                 Name

1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-11923                            ZLP Fund, LP

                                                           FORM 13F INFORMATION TABLE
                                                           Zimmer Lucas Capital, LLC
                                                                  June 30, 2012





COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6       COLUMN 7    COLUMN 8

                                                             VALUE      SHRS OR   SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT   PRN CALL  DISCRETION     MNGRS   SOLE  SHARED NONE
AGL RES INC                    COM               001204106    6,781.25    175,000 SH        SHARED-DEFINED   1,2    175,000
ALLETE INC                     COM NEW           018522300    5,225.00    125,000 SH        SHARED-DEFINED   1,2    125,000
AMERICAN ELEC PWR INC          COM               025537101   14,962.50    375,000 SH        SHARED-DEFINED   1,2    375,000
BUCKEYE PARTNERS L P           UNIT LTD PARTN    118230101    3,338.88     64,000 SH        SHARED-DEFINED    3      64,000
CALPINE CORP                   COM NEW           131347304    5,365.75    325,000 SH        SHARED-DEFINED   1,2    325,000
CENTERPOINT ENERGY INC         COM               15189T107      516.75     25,000 SH        SHARED-DEFINED   1,2     25,000
CHENIERE ENERGY INC            COM NEW           16411R208    2,211.00    150,000 SH        SHARED-DEFINED    2     150,000
CHENIERE ENERGY INC            COM NEW           16411R208    2,211.00    150,000     CALL  SHARED-DEFINED    2     150,000
CHESAPEAKE MIDSTREAM PARTNER   UNIT              16524K108    6,225.65    228,800 SH        SHARED-DEFINED    3     228,800
CLECO CORP NEW                 COM               12561W105   17,547.69    419,500 SH        SHARED-DEFINED   1,2    419,500
CMS ENERGY CORP                COM               125896100   36,060.59  1,534,493 SH        SHARED-DEFINED   1,2  1,534,493
COPANO ENERGY L L C            COM UNITS         217202100    5,363.04    192,915 SH        SHARED-DEFINED    3     192,915
CROSSTEX ENERGY INC            COM               22765Y104    1,470.00    105,000 SH        SHARED-DEFINED   2,3    105,000
DOMINION RES INC VA NEW        COM               25746U109    2,700.00     50,000 SH        SHARED-DEFINED   1,2     50,000
DUKE ENERGY CORP NEW           COM               26441C105    3,159.22    137,000 SH        SHARED-DEFINED   1,2    137,000
EL PASO PIPELINE PARTNERS L    COM UNIT LPI      283702108    3,903.90    115,500 SH        SHARED-DEFINED    3     115,500
EMPIRE DIST ELEC CO            COM               291641108    2,637.50    125,000 SH        SHARED-DEFINED   1,2    125,000
ENBRIDGE ENERGY PARTNERS L P   COM               29250R106      498.47     16,200 SH        SHARED-DEFINED           16,200
SELECT SECTOR SPDR TR          SBI INT-ENERGY    81369Y506    8,296.25    125,000     CALL  SHARED-DEFINED    2     125,000
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN    29273V100    1,025.50     25,000 SH        SHARED-DEFINED    3      25,000
ENTERGY CORP NEW               COM               29364G103   24,610.13    362,500 SH        SHARED-DEFINED   1,2    362,500
ENTERPRISE PRODS PARTNERS L    COM               293792107    2,236.63     43,650 SH        SHARED-DEFINED    3      43,650
GRAN TIERRA ENERGY INC         COM               38500T101      228.32     46,500 SH        SHARED-DEFINED    2      46,500
GREAT PLAINS ENERGY INC        COM               391164100    5,870.62    274,200 SH        SHARED-DEFINED   1,2    274,200
IDACORP INC                    COM               451107106    7,336.56    174,348 SH        SHARED-DEFINED   1,2    174,348
INERGY MIDSTREAM LP            U LTD PARTNERS    45671U106    2,325.12    112,000 SH        SHARED-DEFINED    3     112,000
BARCLAYS BK PLC                IPTH S&P VIX NEW  06740C261    2,281.50    150,000     CALL  SHARED-DEFINED    2     150,000
BARCLAYS BK PLC                IPTH S&P VIX NEW  06740C261    3,080.03    202,500 SH        SHARED-DEFINED    2     202,500
ISHARES TR                     FTSE CHINA25 IDX  464287184    1,683.25     50,000     CALL  SHARED-DEFINED    2      50,000
ISHARES TR                     RUSSELL 2000      464287655    3,978.00     50,000     PUT   SHARED-DEFINED    2      50,000
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER    494550106    2,986.04     38,000 SH        SHARED-DEFINED    3      38,000
KINDER MORGAN INC DEL          COM               49456B101    3,222.00    100,000 SH        SHARED-DEFINED   2,3    100,000
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP    559080106    3,072.84     43,500 SH        SHARED-DEFINED    3      43,500
MAGNUM HUNTER RES CORP DEL     COM               55973B102    2,090.00    500,000 SH        SHARED-DEFINED    2     500,000
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN    570759100      665.69     13,500 SH        SHARED-DEFINED    3      13,500
NEW JERSEY RES                 COM               646025106    3,706.85     85,000 SH        SHARED-DEFINED   1,2     85,000
NEXTERA ENERGY INC             COM               65339F101    6,881.00    100,000 SH        SHARED-DEFINED   1,2    100,000
NISOURCE INC                   COM               65473P105   15,854.85    640,600 SH        SHARED-DEFINED   1,2    640,600
NORTHEAST UTILS                COM               664397106   39,780.25  1,025,000 SH        SHARED-DEFINED   1,2  1,025,000
NRG ENERGY INC                 COM NEW           629377508      251.49     14,487 SH        SHARED-DEFINED   1,2     14,487
NV ENERGY INC                  COM               67073Y106   24,612.00  1,400,000 SH        SHARED-DEFINED   1,2  1,400,000
ONEOK INC NEW                  COM               682680103   40,802.92    964,380 SH        SHARED-DEFINED  1,2,3   964,380
PG&E CORP                      COM               69331C108    7,922.25    175,000 SH        SHARED-DEFINED   1,2    175,000
PACIFIC COAST OIL TR           UNIT BEN INT      694103102      664.72     35,642 SH        SHARED-DEFINED    3      35,642
PENN VA RESOURCES PARTNERS L   COM               707884102      405.16     16,537 SH        SHARED-DEFINED    3      16,537
PETROLOGISTICS LP              UNIT LTD PTH INT  71672U101      327.10     30,400 SH        SHARED-DEFINED    3      30,400
PROSHARES TR II                ULTRASHRT EURO    74347W882      627.00     30,000 SH        SHARED-DEFINED           30,000
REGENCY ENERGY PARTNERS L P    COM UNITS L P     75885Y107   13,964.88    587,500 SH        SHARED-DEFINED    3     587,500
SANDRIDGE PERMIAN TR           COM UNIT BEN INT  80007A102    1,144.69     56,500 SH        SHARED-DEFINED    3      56,500
SOUTHERN CO                    COM               842587107   21,992.50    475,000 SH        SHARED-DEFINED   1,2    475,000
SOUTHWEST GAS CORP             COM               844895102    5,892.75    135,000 SH        SHARED-DEFINED   1,2    135,000
SPDR GOLD TRUST                GOLD SHS          78463V107    1,551.90     10,000     CALL  SHARED-DEFINED    2      10,000
SPDR S&P 500 ETF TR            TR UNIT           78462F103  183,741.75  1,350,000     CALL  SHARED-DEFINED    2   1,350,000
SPDR S&P 500 ETF TR            TR UNIT           78462F103   27,221.00    200,000     PUT   SHARED-DEFINED    2     200,000
SPDR SERIES TRUST              S&P OILGAS EXP    78464A730   17,640.00    350,000     CALL  SHARED-DEFINED    2     350,000
SPDR SERIES TRUST              S&P OILGAS EXP    78464A730    7,560.00    150,000     PUT   SHARED-DEFINED    2     150,000
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN    864482104      387.94      9,400 SH        SHARED-DEFINED    3       9,400
SUNOCO LOGISTICS PRTNRS L P    COM UNITS         86764L108    2,248.74     62,000 SH        SHARED-DEFINED    3      62,000
UIL HLDG CORP                  COM               902748102    4,303.20    120,000 SH        SHARED-DEFINED   1,2    120,000
UNS ENERGY CORP                COM               903119105    8,642.25    225,000 SH        SHARED-DEFINED   1,2    225,000
WESTERN GAS PARTNERS LP        COM UNIT LP IN    958254104      421.03      9,650 SH        SHARED-DEFINED    3       9,650
WHITING USA TR II              TR UNIT           966388100    2,468.63    128,910 SH        SHARED-DEFINED    3     128,910
WILLIAMS COS INC DEL           COM               969457100    3,602.50    125,000 SH        SHARED-DEFINED   2,3    125,000
ZAZA ENERGY CORP               COM               98919T100    6,378.57  1,500,000 SH        SHARED-DEFINED   2,3  1,500,000



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